SCHEDULE OF FEDERAL STATUTORY CORPORATE TAX RATE AND ACTUAL INCOME TAX EXPENSE (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Non-deductible stock-based compensation and other permanent differences	1.30%	(0.10%)
Change in statutory tax rate	19.06%	(0.00%)
Valuation allowance	(41.36%)	(20.90%)
Effective tax rate	0.00%	0.00%